Description of Plan (Details) - NBT Bancorp Inc. 401(k) and Employee Stock Ownership Plan [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) Age Hours	Dec. 31, 2024 USD ($)
Description of Plan [Abstract]
Plan agreement description	true
Employees hours of service completed to be eligible to participate in the Plan (in Hours) | Hours	1,000
Employment period required for eligibility to participate in plan	30 days
Percentage automatically withheld from employee compensation and contributed to the Plan	6.00%
Company contributions	$ 6,591,657	$ 7,088,166
Minimum amount participants may borrow from their vested accounts	1,000
Maximum amount participants may borrow from their vested accounts	$ 50,000
Maximum percentage participants may borrow from their vested accounts	50.00%
Notes receivable from participants, Spread on Prime Rate	1.00%
Early retirement age	55 years
Early retirement minimum service period	5 years
Forfeiture from non-vested account balances	$ 149,133	145,368
Forfeitures used to reduce employer contributions	127,451	141,313
Forfeiture from account balances	$ 66,394	44,712
Participant’s Contribution Eligible for 100% Matching [Member]
Description of Plan [Abstract]
Company's matching contribution percentage	100.00%
Participant’s compensation percentage eligible for matching	1.00%
Participant’s Contribution From 1% to 5% Eligible for 50% Matching [Member]
Description of Plan [Abstract]
Company's matching contribution percentage	50.00%
Participant’s compensation percentage eligible for matching	5.00%
Company Matching [Member]
Description of Plan [Abstract]
Company contributions	$ 5,916,604	5,100,193
Discretionary Contributions [Member]
Description of Plan [Abstract]
Employees hours of service completed to be eligible to participate in the Plan (in Hours) | Hours	1,000
Company contributions	$ 0	1,422,473
Employee benefit plan participants contributions vesting period	5 years
Worker Retirement Accumulation Plan [Member]
Description of Plan [Abstract]
Company contributions	$ 675,053	$ 565,500
Participants' Contributions and Net Investment Income of Loss [Member]
Description of Plan [Abstract]
Participants' contributions vesting percentage	100.00%
Safe Harbor Employer Matching Contributions [Member]
Description of Plan [Abstract]
Participants' contributions vesting percentage	100.00%
Employee vesting period	2 years
Termination Due to Death, Retirement or Permanent Disability [Member]
Description of Plan [Abstract]
Participants' contributions vesting percentage	100.00%
Loans, Other Than Loans for Purchase of Primary Residence [Member]
Description of Plan [Abstract]
Notes receivable from participants, repayment term	5 years
Loans for Purchase of Primary Residence [Member]
Description of Plan [Abstract]
Notes receivable from participants, repayment term	15 years
Minimum [Member]
Description of Plan [Abstract]
Employees age limit to be eligible to participate in the plan (in Age) | Age	21
Employees hours of service scheduled to complete to be eligible to participate in the Plan (in Hours) | Hours	1,000
Maximum [Member]
Description of Plan [Abstract]
Participant’s compensation percentage eligible for matching	3.50%
Maximum [Member] | Balance Distributed Regardless if Participants Requested [Member]
Description of Plan [Abstract]
Vested account balance	$ 7,000